SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Increase in prepaids and other	$ (4,069)	$ (1,230)
Increase in inventories	(899)	(2,261)
Increase in accounts receivable and other receivables	(319)	(2,108)
Decrease in other liability	0	(6,410)
Increase in accounts payable and accrued liabilities	1,578	9,069
Changes in working capital and taxes paid	(3,709)	(2,940)
Income tax liabilities paid	(25,759)	(5,469)
Total changes in working capital and taxes paid	$ (29,468)	$ (8,409)	[1]

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.